Kevin S. Thompson
Assistant Counsel
Office of General Counsel
Phone:  608.231.8588
Fax:    608.238.2472
E-mail: kevin.thompson@cunamutual



March 1, 1999


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  MEMBERS Mutual Funds (File No. 333-29511)

Dear Commissioners:

I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated February 24, 1999 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (608) 231-8588 or David S. Goldstein at (202) 383-0606.

Sincerely,

/s/  Kevin S. Thompson

Kevin S. Thompson
Assistant Counsel


cc:  David S. Goldstein